Share-based compensation - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	Mar. 22, 2021 shares	Mar. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 shares	Nov. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 13,951
Share-based compensation expense		$ 13,951	$ 3,790
Contractual term		10 years
Number of share options outstanding in share-based payment arrangement (in shares) | shares		6,190,974		4,276,973
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 12,692	2,616
Vesting period		3 years
Contractual term		10 years
Number of instruments granted in share-based payment arrangement | shares	1,592,651	1,592,651
Weighted-average grant-date fair value (in dollars per share) | $ / shares		$ 20.53
Awards vested and exercisable (in shares) | shares		679,874
Weighted average strike price, vested and exercisable (in dollars per share) | $ / shares		$ 18.75
Weighted average remaining life, vested and exercisable		8 years 10 months 28 days
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Shares vested (in shares) | shares		0
Number of instruments granted in share-based payment arrangement | shares	377,255
Share Purchase Plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 0	992
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 0	182
Strike price (in USD per share) | $ / shares		$ 19.00
Vesting period		4 years
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 2,616
Strike price (in USD per share) | $ / shares		$ 19.00
Vesting period		3 years
Number of shares reserved for issue under options and contracts for sale of shares | shares		1,063,893			7,820,000
Share-based compensation expense		$ 49,449
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 1,259	$ 0